Financial instruments and risk management - Narrative P1 (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum investment percent	2.50%
Other investments
Disclosure of risk management strategy related to hedge accounting [line items]
Discount rate	8.80%
Growth rate used to extrapolate cash flow projections	2.50%